Income taxes - Net income (loss) before income taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income (loss) before income taxes
Pre-tax (loss) income	$ (295.1)	$ (33.7)	$ 23.7
Bermuda
Net income (loss) before income taxes
Income (loss) before income taxes, Domestic	(202.7)	(32.8)	62.7
U.S.
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	123.7	(5.4)	(10.1)
U.K.
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	(85.3)	(29.1)	(14.9)
Sweden
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	(108.3)	(22.4)	(74.2)
Luxembourg
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	(24.9)	56.0	60.3
Netherlands
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	0.0	0.0	(0.1)
Other
Net income (loss) before income taxes
Income (loss) before income taxes, Foreign	$ 2.5	$ 0.0	$ 0.0